Earnings per share	12 Months Ended
Mar. 31, 2016
Earnings per share
Earnings per share

19Earnings per share

The following table sets forth the computation of basic and diluted earnings per share for the years ended March 31, 2014, 2015 and 2016:

		Year ended March 31,
	Note	2014	2015	2016	2016
		RMB	RMB	RMB	US$
Numerator:
Net income attributable to the Company’s shareholders		131,903	107,292	90,970	14,108
Earnings allocated to participating convertible notes	(i)	(15,050)	(8,108)	—	—

Net income for basic and diluted net income per share		116,853	99,184	90,970	14,108

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share		73,003,248	73,003,248	73,003,248	73,003,248

Earnings per share
- Basic		1.60	1.36	1.25	0.19
- Diluted	(ii)	1.60	1.36	1.25	0.19

Notes:

(i)The outstanding convertible notes provide the holders with the ability to participate in any excess cash dividend. Excess cash dividend means any cash dividend to holders of shares that, together with all other cash dividends previously paid to holders of shares in the same financial year, exceeds, on a per share basis, an amount equal to the interest that has accrued and shall accrue at 7% coupon interest rate in such financial year divided by the number of shares into which the notes are convertible at the conversion price then in effect on the relevant record date. Therefore, net income attributable to the Company is reduced by such allocated earnings to participating convertible notes for the years ended March 31, 2014 and 2015 in both basic and diluted net income per share computation. For the year ended March 31, 2016, as there was no excess cash dividend, no earnings were allocated to participating convertible notes.

(ii)During the years ended March 31, 2014, 2015 and 2016, the Company had potentially dilutive ordinary shares of 40,521,495 representing shares issuable upon conversion of the outstanding convertible notes (see Note 14). Such potentially dilutive ordinary shares were excluded from diluted net income per share computation because their effects would have been anti-dilutive.